Taxes (Details 2)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 13,108	¥ 93,833	¥ 115,104
Income taxes payable			5,922
Other taxes payable	2,968	21,248	26,571
Totals	$ 16,076	¥ 115,081	¥ 147,597